Public Offerings and Private Placements - Summary of Issuances of Common Shares (Parenthetical) (Detail)			1 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) Vessel	Jan. 02, 2015 USD ($) shares	Aug. 31, 2015 Vessel shares	Jul. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Nov. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Aug. 31, 2014 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Net proceeds from common stock | $								$ 242,264,000	$ 111,190,000
Ship to Ship Transfer Business [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued				6,511,812
Number of vessels | Vessel	6
Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Voting power by parent								53.60%
Ownership percentage by parent								25.90%
Class B [Member] | Teekay Corporation [Member] | Ship to Ship Transfer Business [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price consideration | $	$ 45,500,000			$ 45,500,000
Business acquisition, common share price per share agreed upon | $ / shares				$ 6.99
Class A [Member] | Principal Maritime Tankers [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued								7,180,083
Number of common shares issued, non cash consideration | $								$ 49,300,000
Continuous Offering [Member] | Maximum [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate amount of shares issued at market price | $						$ 80,000,000	$ 80,000,000
Public Offering [Member] | Class A [Member] | Principal Maritime Tankers [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued			9,100,000
Public Offering [Member] | Class A [Member] | Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued					20,000,000
Private Placement [Member] | Class A [Member] | Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued									4,200,000
Private Placement [Member] | Class A [Member] | Teekay Corporation [Member] | Principal Maritime Tankers [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued			4,500,000
Underwriters' Option [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Grant period for option to purchase common shares								30 days
Net proceeds from common stock | $		$ 13,700,000
Underwriters' Option [Member] | Maximum [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued		3,000,000
Teekay Tanker Operations Ltd [Member] | Class B [Member] | Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of ownership acquired										50.00%
Teekay Tanker Operations Ltd [Member] | Initial [Member] | Class B [Member] | Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price consideration | $										$ 15,600,000
Business acquisition, common share price per share agreed upon | $ / shares										$ 3.70
Suezmax tankers [Member] | Principal Maritime Tankers [Member]
Subsidiary, Sale of Stock [Line Items]
Number of vessels | Vessel			12